Derivatives (Tables)	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of the Company’s derivative financial instruments, on a gross basis, are summarized in the following table:

	March 31, 2024			December 31, 2023
	Asset	Liability	Notional	Asset	Liability	Notional
	(in thousands)			(in thousands)
Interest Rate Caps	$—	$270	$1,463,106	$—	$1,871	$1,600,606
Interest Rate Swap	8,225	—	1,100,606	—	540	1,100,606
Total derivatives designated as hedging instruments	$8,225	$270	$2,563,712	$—	$2,411	$2,701,212